Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Operating activities
Net income / (loss)	$ (2,707,766)	$ (21,108,928)		$ 8,896,295	$ 10,255,420
Adjustments to reconcile net income to net cash used in operating activities:
Gain on disposal of property, plant and equipment	(89,793)	(700,000)		(114,671)	(529,931)
Depreciation of property, plant and equipment	275,097	2,144,576	$ 288,513	2,254,429	1,992,306
Amortization of right-of-use assets	495,331	3,861,449		5,929,064	6,199,100
Inventory write-down	45,979	358,432
Deferred income taxes	(419,029)	(3,266,625)		(286,226)	(126,412)
Changes in operating assets and liabilities:
Inventories	(212,123)	(1,653,642)		236,328	(2,680,309)
Other current assets	(161,496)	(1,258,977)		(1,157,592)	(1,514,865)
Other payables	108,831	848,412		1,876,172	813,412
Contract liability	329,112	2,565,655
Operating lease liabilities	(534,986)	(4,170,589)		(6,098,165)	(5,785,522)
Tax payables	(537,446)	(4,189,770)		(10,509,658)	1,765,738
Net cash generated from / (used in) operating activities	(3,408,289)	(26,570,007)		1,025,976	10,388,937
Investing activities
Purchase of property, plant and equipment	(135,949)	(1,059,820)		(1,210,889)	(3,645,946)
Proceeds from disposal of property, plant and equipment	89,793	700,000		420,000	610,000
Net cash generated from / (used in) investing activities	(46,156)	(359,820)		(790,889)	(3,035,946)
Financing activities
Proceeds from issuance of new shares	6,356,208	49,798,909
Proceeds from bank borrowings				9,000,000	8,000,000
Repayment of bank borrowings	(452,087)	(3,524,336)		(2,637,465)	(2,095,374)
Due to a related party				(1,417,601)	(253,006)
Proceeds from finance lease				850,000
Principal payments under finance lease obligations	(45,156)	(352,020)		(712,656)	(323,524)
Dividend paid				(7,327,215)	(8,000,000)
Net cash generated from / (used in) financing activities	5,858,965	45,922,553		(2,244,937)	(2,671,904)
Effect of exchange rate changes on cash held in foreign currencies	32,135
Net change in cash	2,404,520	18,992,726		(2,009,850)	4,681,087
Cash at the beginning of the year	2,183,383	16,964,489		18,974,339	14,293,252
Cash at the end of the year	4,620,038	35,957,215	$ 2,183,383	16,964,489	18,974,339
Supplemental disclosures of cash flows information:
Cash paid for income taxes	537,446	4,189,770		12,318,316	165,000
Cash paid for interest expense	57,359	447,153		554,271	341,263
Supplemental disclosures of non-cash flows information:
Lease liabilities arising from obtaining right-of-use assets	$ 131,320	1,023,732		312,160	9,947,665
Plant and equipment acquired through finance lease		$ 1,358,000